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Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

JUL 24 2009

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10045014

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product: Shares representing units of fractional undivided beneficial interest in and ownership of the trust
4. Name of Underlying Instrument:
   iShares Russell Mid Cap Growth Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad
6. Ticker Symbol(s) of New Derivative Securities Product:
   IWP
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Ongena

Title:
Vice President and Associate General Counsel

Telephone Number:
312-663-2937

Manual Signature of Official Responsible for Form:

Date: 07/23/09

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 24 2009

SEC 2449 (1/99)